UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number                                              811-21386

Dreyfus Premier Manager Funds I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	3/31
Date of reporting period:	09/30/08

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus Premier Alpha Growth Fund

SEMIANNUAL REPORT September 30, 2008

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
20	Notes to Financial Statements

FOR MORE INFORMATION

Back Cover

Dreyfus Premier
Alpha Growth Fund

The Fund

A LETTER FROM THE CEO

Dear Shareholder:

We present to you this semiannual report for Dreyfus Premier Alpha Growth Fund, covering the six-month period from April 1, 2008, through September 30, 2008.

These are difficult times for equity investors. A credit crunch that began in early 2007 has developed into a full-blown global financial crisis, recently resulting in the failure of several major financial institutions and prompting a massive government rescue effort. Meanwhile, the U.S. economic slowdown has gathered momentum,depressing investor sentiment, consumer confidence and business investment.These factors undermined returns in most stock market sectors, particularly financial companies and businesses that tend to be more sensitive to economic trends.

The depth and duration of the economic downturn will depend on how quickly the financial system can be stabilized.We believe that the Temporary Guarantee Program for Money Market Funds and the $700 billion rescue package intended to promote greater liquidity in the financial markets meet several critical requirements for addressing today’s financial stresses, and we expect these measures to contribute to a more orderly deleveraging process. However, recuperation from the financial crisis is likely to take time. In the meantime, we encourage you to keep in touch with your financial advisor and maintain a long-term and disciplined perspective to investing. Indeed, we already are seeing some positive signs, including a likely peak in global inflationary pressures, a bottoming of the U.S. dollar, attractive valuations among fundamentally sound companies and a large pool of worldwide financial liquidity that could be deployed gradually as the economic cycle turns. For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chief Executive Officer
The Dreyfus Corporation

2 October 15, 2008

DISCUSSION OF FUND PERFORMANCE

For the period of April 1, 2008, through September 30, 2008, as provided by Warren Chiang, CFA; Prabhu Palani, CFA; and C.Wesley Boggs, Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended September 30, 2008, Dreyfus Premier Alpha Growth Fund’s Class A shares produced a total return of –11.10%, Class B shares returned –11.42%, Class C shares returned –11.43%, Class I shares returned –10.89% and Class T shares returned –11.22% .1 In comparison, the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”), produced a total return of –10.85%, and the Russell 1000 Growth Index returned –11.23% for the same period.2,3

Stocks declined sharply during the reporting period due to a U.S. economic slowdown and an intensifying global credit crisis.The fund produced returns that were lower than the S&P 500 Index and roughly in line with the Russell 1000 Growth Index. Neither index is subject to fees and expenses like a mutual fund.The fund’s returns were driven primarily by our security selection strategy, which was successful in the energy, capital goods and raw materials sectors but less so among information technology stocks.

The Fund’s Investment Approach

The fund seeks capital appreciation by investing in stocks selected using one or more quantitative models.These models are designed to identify equity securities with attractive long-term relative valuations, sustainable earnings, and behavioral factors, such as stock buy-backs and analysts’ earnings revisions, that may indicate potential misvaluations.

We use the models systematically to select approximately 50 to 80 securities. Generally, we maintain the fund’s sector concentrations in proportions that are similar to those of the Russell 1000 Growth Index.We periodically reapply our models and adjust the fund’s holdings. Stocks no longer favored by the models are sold, and highly rated

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

stocks are purchased. The fund’s models are enhanced from time to time as suggested by our ongoing research efforts.

Stocks Struggled in a Weakening Economy

U.S. stocks generally produced disappointing results over the reporting period amid an onslaught of negative economic news.As housing values plummeted and unemployment rates climbed,mortgage foreclosures rose sharply, fueling turmoil in the credit markets. Moreover, escalating commodity prices early in the reporting period burdened consumers with higher energy and food costs, causing them to cut back on spending in more discretionary areas. In addition, many businesses reduced capital spending in anticipation of a more difficult business environment.

Meanwhile, a credit crunch that began in the sub-prime mortgage market continued to batter the financial markets. A number of the world’s major financial institutions announced massive losses over the reporting period, sparking steep declines in their stock prices and a wave of consolidation in the financials sector. The reporting period ended in the midst of a severe financial crisis that undermined investor confidence and triggered steep declines in equity markets.

Stock Selection Process Produced Mixed Results

Our quantitative security selection process was rendered less effective during the reporting period by heightened market volatility and an apparent disregard of business fundamentals among risk-averse investors. Nonetheless, our risk management tools enabled the fund to produce overall returns that were in line with the Russell 1000 Growth Index but somewhat lower than the S&P 500 Index, which strikes a more even balance between growth and value stocks.

The fund’s top individual performer came from the hard-hit financials sector, where Charles Schwab & Co. was relatively insulated from the credit problems plaguing other financial companies. Among consumer-oriented companies, cosmetics seller Avon Products fared relatively well due to ongoing strength in overseas markets. In the traditionally defensive health care sector, medical devices maker Baxter International produced attractive returns compared to most of its peers.

4

On the other hand, the fund maintained positions in some companies that were wounded by the economic downturn and financial crisis. Chief among them was insurance giant American International Group (AIG), which teetered on the brink of insolvency late in the reporting period, prompting a rescue by the U.S. government that effectively nationalized the company and sent its stock price into the low single digits. Although we had reduced the fund’s exposure to AIG in the months before its implosion, even a small position detracted materially from the fund’s returns. Although technology company MEMC Electronic Materials was not directly affected by the financial crisis, sales of silicon used in microchips and solar energy panels softened in the economic downturn, and the effects of the resulting decline in its stock price were magnified by the fund’s overweighted position.

Seeking Opportunities in a Distressed Market

The burgeoning financial crisis appears to have punished some stocks more severely than warranted by their underlying business fundamentals, and we have identified a number of opportunities to purchase shares of healthy companies at historically attractive prices.As a result, as of September 30, 2008, more than half of the fund’s holdings were new positions established during the reporting period. In our judgment, these changes position the fund to benefit from a return to fundamentals among investors when the current crisis abates.

October 15, 2008

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects monthly reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is
a widely accepted, unmanaged index of U.S. stock market performance.
3	SOURCE: LIPPER INC. — The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.The index does not take into account fees and expenses to which the fund is subject.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Alpha Growth Fund from April 1, 2008 to September 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2008
	Class A	Class B	Class C	Class I	Class T

Expenses paid per $1,000†	$ 5.82	$ 9.74	$ 9.55	$ 3.98	$ 7.24
Ending value (after expenses)	$889.00	$885.80	$885.70	$891.10	$887.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2008
	Class A	Class B	Class C	Class I	Class T

Expenses paid per $1,000†	$ 6.23	$ 10.40	$ 10.20	$ 4.26	$ 7.74
Ending value (after expenses)	$1,018.90	$1,014.74	$1,014.94	$1,020.86	$1,017.40

† Expenses are equal to the fund’s annualized expense ratio of 1.23% for Class A, 2.06% for Class B, 2.02% for Class C, .84% for Class I and 1.53% for Class T, multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
September 30, 2008 (Unaudited)

Common Stocks—99.7%	Shares	Value ($)

Consumer Discretionary—12.1%
Coach	154,400 [a,b]	3,866,176
GameStop, Cl. A	51,500 [b]	1,761,815
Guess?	149,500 [a]	5,201,105
Liberty Global, Cl. A	276,600 [a,b]	8,380,980
McDonald’s	114,500	7,064,650
Omnicom Group	5,400	208,224
Snap-On	31,600	1,664,056
Walt Disney	152,700	4,686,363
Wyndham Worldwide	398,100 [a]	6,254,151
		39,087,520
Consumer Staples—11.4%
Altria Group	89,400	1,773,696
Anheuser-Busch	22,500	1,459,800
Avon Products	236,100	9,814,677
Bare Escentuals	210,100 [a,b]	2,283,787
Bunge	83,200	5,256,576
H.J. Heinz	41,200	2,058,764
Philip Morris International	104,700	5,036,070
Safeway	133,500	3,166,620
Sara Lee	394,900	4,987,587
Wm. Wrigley Jr.	11,600	921,040
		36,758,617
Energy—12.0%
Exxon Mobil	104,100	8,084,406
Murphy Oil	113,800	7,299,132
Noble Energy	65,000	3,613,350
Occidental Petroleum	147,800	10,412,510
Smith International	78,222	4,586,938
Southwestern Energy	163,200 [b]	4,984,128
		38,980,464
Financial—6.3%
Charles Schwab	367,345	9,550,970
IntercontinentalExchange	26,500 [a,b]	2,138,020
NYSE Euronext	151,000	5,916,180
Reinsurance Group of America, Cl. A	51,200 [a]	2,764,800
		20,369,970

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care—17.4%
AmerisourceBergen	49,600	1,867,440
Applied Biosystems	9,600	328,800
Baxter International	134,600	8,833,798
Biogen Idec	16,800 [b]	844,872
Bristol-Myers Squibb	526,770	10,983,155
Celgene	25,000 [b]	1,582,000
Eli Lilly & Co.	106,700	4,698,001
Express Scripts	38,600 [a,b]	2,849,452
Forest Laboratories	76,497 [b]	2,163,335
Genzyme	15,700 [b]	1,269,973
Medtronic	105,970	5,309,097
Merck & Co.	35,600	1,123,536
Pfizer	263,400	4,857,096
St. Jude Medical	145,600 [b]	6,332,144
WellCare Health Plans	90,900 [b]	3,272,400
		56,315,099
Industrial—9.7%
Cooper Industries, Cl. A	218,600	8,733,070
Corporate Executive Board	6,600	206,250
General Dynamics	70,300	5,175,486
Honeywell International	146,400	6,082,920
Jacobs Engineering Group	59,700 [b]	3,242,307
Northrop Grumman	51,000	3,087,540
Tyco International	66,400	2,325,328
United Parcel Service, Cl. B	40,800 [a]	2,565,912
		31,418,813
Information Technology—23.7%
Adobe Systems	127,900 [b]	5,048,213
Apple	6,779 [b]	770,501
Automatic Data Processing	190,190	8,130,623
BMC Software	184,600 [b]	5,285,098
Brocade Communications Systems	104,200 [b]	606,444

8

Common Stocks (continued)	Shares	Value ($)

Information Technology (continued)
CA	386,600	7,716,536
Ciena	5,000 [b]	50,400
Cisco Systems	27,905 [a,b]	629,537
Hewlett-Packard	336,325	15,551,668
Intel	133,200	2,494,836
International Business Machines	20,300	2,374,288
MEMC Electronic Materials	132,600 [b]	3,747,276
Microsoft	624,234	16,660,805
NCR	37,800 [b]	833,490
Seagate Technology	221,900	2,689,428
Sohu.com	32,000 [a,b]	1,784,000
Visa, Cl. A	25,500 [a]	1,565,445
WebMD Health, Cl. A	25,400 [a,b]	755,396
		76,693,984
Materials—5.0%
Monsanto	114,800	11,362,904
Mosaic	47,900	3,258,158
Newmont Mining	26,100	1,011,636
United States Steel	6,900	535,509
		16,168,207
Telecommunication Services—2.1%
AT & T	166,800	4,657,056
CenturyTel	55,600	2,037,740
		6,694,796
Total Common Stocks
(cost $363,515,250)		322,487,470

Other Investment—1.0%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,061,000)	3,061,000 [c]	3,061,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—4.5%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $14,663,486)	14,663,486 [c]	14,663,486

Total Investments (cost $381,239,736)	105.2%	340,211,956
Liabilities, Less Cash and Receivables	(5.2%)	(16,825,684)
Net Assets	100.0%	323,386,272

a All or a portion of these securities are on loan.At September 30, 2008, the total market value of the fund’s securities on loan is $15,351,175 and the total market value of the collateral held by the fund is $15,030,432, consisting of cash collateral of $14,663,486 and U.S. Government and Agency securities valued at $366,946.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Information Technology	23.7	Financial	6.3
Health Care	17.4	Money Market Investments	5.5
Consumer Discretionary	12.1	Materials	5.0
Energy	12.0	Telecommunication Services	2.1
Consumer Staples	11.4
Industrial	9.7		105.2

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2008 (Unaudited)

				Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan,
valued at $15,351,175)—Note 1(b):
Unaffiliated issuers				363,515,250	322,487,470
Affiliated issuers				17,724,486	17,724,486
Dividends and interest receivable					461,270
Receivable for shares of Beneficial Interest subscribed					130,309
Prepaid expenses					40,238
					340,843,773

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					401,910
Cash overdraft due to Custodian					291,489
Liability for securities on loan—Note 1(b)					14,663,486
Payable for shares of Beneficial Interest redeemed					1,865,352
Accrued expenses					235,264
					17,457,501

Net Assets ($)					323,386,272

Composition of Net Assets ($):
Paid-in capital					404,513,348
Accumulated undistributed investment income—net					400,644
Accumulated net realized gain (loss) on investments					(40,499,940)
Accumulated net unrealized appreciation
(depreciation) on investments					(41,027,780)

Net Assets ($)					323,386,272

Net Asset Value Per Share
	Class A	Class B	Class C	Class I	Class T

Net Assets ($)	180,533,662	27,880,143	61,378,222	20,310,776	33,283,469
Shares Outstanding	10,782,735	1,807,265	3,961,964	1,199,941	2,013,180

Net Asset Value
Per Share ($)	16.74	15.43	15.49	16.93	16.53

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2008 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	3,360,481
Affiliated issuers	40,523
Income from securities lending	108,736
Total Income	3,509,740
Expenses:
Management fee—Note 3(a)	1,603,024
Shareholder servicing costs—Note 3(c)	906,291
Distribution fees—Note 3(b)	482,699
Professional fees	35,501
Prospectus and shareholders’ reports	29,393
Registration fees	28,417
Custodian fees—Note 3(c)	13,173
Trustees’ fees and expenses—Note 3(d)	11,977
Miscellaneous	12,506
Total Expenses	3,122,981
Less—reduction in fees due to earnings credits—Note 1(b)	(13,885)
Net Expenses	3,109,096
Investment Income—Net	400,644

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(32,309,784)
Net unrealized appreciation (depreciation) on investments	(6,983,219)
Net Realized and Unrealized Gain (Loss) on Investments	(39,293,003)
Net (Decrease) in Net Assets Resulting from Operations	(38,892,359)

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2008	Year Ended
	(Unaudited)	March 31, 2008[a]

Operations ($):
Investment income (loss)—net	400,644	(2,100,312)
Net realized gain (loss) on investments	(32,309,784)	81,665,681
Net unrealized appreciation
(depreciation) on investments	(6,983,219)	(93,987,506)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(38,892,359)	(14,422,137)

Dividends to Shareholders from ($):
Net realized gain on investments:
Class A Shares	—	(58,327,464)
Class B Shares	—	(6,991,606)
Class C Shares	—	(17,613,100)
Class I Shares	—	(5,060,809)
Class T Shares	—	(9,714,614)
Total Dividends	—	(97,707,593)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	9,928,652	47,949,192
Class B Shares	97,887	826,949
Class C Shares	1,153,061	12,397,347
Class I Shares	1,060,642	6,478,037
Class T Shares	1,467,960	6,499,639
Dividends reinvested:
Class A Shares	—	54,719,733
Class B Shares	—	6,328,813
Class C Shares	—	13,846,175
Class I Shares	—	4,834,641
Class T Shares	—	9,397,088
Cost of shares redeemed:
Class A Shares	(90,306,225)	(546,596,044)
Class B Shares	(5,868,138)	(25,307,261)
Class C Shares	(19,583,282)	(102,185,735)
Class I Shares	(7,934,707)	(19,212,853)
Class T Shares	(15,425,997)	(63,655,288)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(125,410,147)	(593,679,567)
Total Increase (Decrease) in Net Assets	(164,302,506)	(705,809,297)

Net Assets ($):
Beginning of Period	487,688,778	1,193,498,075
End of Period	323,386,272	487,688,778
Undistributed investment income—net	400,644	—

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	September 30, 2008	Year Ended
	(Unaudited)	March 31, 2008[a]

Capital Share Transactions:
Class Ab
Shares sold	519,351	2,082,632
Shares issued for dividends reinvested	—	2,564,327
Shares redeemed	(4,712,242)	(23,930,137)
Net Increase (Decrease) in Shares Outstanding	(4,192,891)	(19,283,178)

Class Bb
Shares sold	5,852	39,030
Shares issued for dividends reinvested	—	319,723
Shares redeemed	(332,310)	(1,203,345)
Net Increase (Decrease) in Shares Outstanding	(326,458)	(844,592)

Class C
Shares sold	65,333	573,388
Shares issued for dividends reinvested	—	696,487
Shares redeemed	(1,106,861)	(4,794,940)
Net Increase (Decrease) in Shares Outstanding	(1,041,528)	(3,525,065)

Class I
Shares sold	54,418	290,101
Shares issued for dividends reinvested	—	224,867
Shares redeemed	(413,684)	(862,266)
Net Increase (Decrease) in Shares Outstanding	(359,266)	(347,298)

Class T
Shares sold	77,292	283,841
Shares issued for dividends reinvested	—	444,768
Shares redeemed	(821,707)	(2,812,042)
Net Increase (Decrease) in Shares Outstanding	(744,415)	(2,083,433)

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	During the period ended September 30, 2008, 64,768 Class B shares representing $1,160,089 were automatically converted to 59,827 Class A shares and during the period ended March 31, 2008, 130,131 Class B shares representing $2,775,340 were automatically converted to 121,750 Class A shares.
See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class B, C and T shares represents the financial highlights of the fund’s predecessor, Bear Stearns Alpha Growth Portfolio (“Alpha Growth Portfolio”), before the fund commenced operations as of the close of business on April 30, 2004, and represents the performance of the fund’s Class B, C and T shares thereafter. Before the fund commenced operations, substantially all of the assets of the Alpha Growth Portfolio were transferred to the fund in exchange for Class B, C and T shares of the fund in a tax-free reorganization.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

	Six Months Ended
September 30, 2008			Year Ended March 31,

Class A Shares	(Unaudited)	2008	2007	2006	2005[a]

Per Share Data ($):
Net asset value, beginning of period	18.83	23.02	24.58	19.82	17.62
Investment Operations:
Investment income (loss)—net[b]	.04	(.01)	.03	.01	(.01)
Net realized and unrealized
gain (loss) on investments	(2.13)	(1.04)	(.47)	4.79	2.21
Total from Investment Operations	(2.09)	(1.05)	(.44)	4.80	2.20
Distributions:
Dividends from net realized
gain on investments	—	(3.14)	(1.12)	(.04)	—
Net asset value, end of period	16.74	18.83	23.02	24.58	19.82

Total Return (%)[c]	(11.10)[d]	(6.18)	(1.66)	24.20	12.49[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.23[e]	1.19	1.14	1.17	1.15[d]
Ratio of net expenses
to average net assets	1.23[e,f]	1.19[f]	1.14	1.17	1.15[d]
Ratio of net investment income
(loss) to average net assets	.41[e]	(.05)	.15	.04	(.04)[d]
Portfolio Turnover Rate	49.38[d]	130.42	186.08	128.55	87.73

Net Assets, end of period ($ x 1,000)	180,534	282,003	788,639	600,414	90,122

a	From May 1, 2004 (commencement of operations) to March 31, 2005.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2008			Year Ended March 31,

Class B Shares†	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	17.42	21.69	23.42	19.02	20.32	15.17
Investment Operations:
Investment (loss)—net	(.04)[a]	(.19)[a]	(.14)[a]	(.16)[a]	(.13)[a]	(.10)
Net realized and unrealized
gain (loss) on investments	(1.95)	(.94)	(.47)	4.60	.58	5.25
Total from Investment Operations	(1.99)	(1.13)	(.61)	4.44	.45	5.15
Distributions:
Dividends from net realized
gain on investments	—	(3.14)	(1.12)	(.04)	(1.75)	—
Net asset value, end of period	15.43	17.42	21.69	23.42	19.02	20.32

Total Return (%)[b]	(11.42)[c]	(6.97)	(2.50)	23.33	3.08	33.95

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.06[d]	2.03	1.95	1.97	2.00	2.17
Ratio of net expenses
to average net assets	2.06[d,e]	2.03[e]	1.95	1.90	1.90	1.90
Ratio of net investment
(loss) to average net assets	(.42)[d]	(.90)	(.67)	(.74)	(.74)	(.61)
Portfolio Turnover Rate	49.38[c]	130.42	186.08	128.55	87.73	92.58

Net Assets, end of period
($ x 1,000)	27,880	37,176	64,606	80,297	39,215	31,840

†	Represents information for Class B shares of the fund’s predecessor, Bear Stearns Alpha Growth Portfolio, through
April 30, 2004.
a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

16

Six Months Ended
September 30, 2008			Year Ended March 31,

Class C Shares†	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	17.49	21.75	23.47	19.06	20.35	15.19
Investment Operations:
Investment (loss)—net	(.03)[a]	(.18)[a]	(.14)[a]	(.15)[a]	(.14)[a]	(.09)
Net realized and unrealized
gain (loss) on investments	(1.97)	(.94)	(.46)	4.60	.60	5.25
Total from Investment Operations	(2.00)	(1.12)	(.60)	4.45	.46	5.16
Distributions:
Dividends from net realized
gain on investments	—	(3.14)	(1.12)	(.04)	(1.75)	—
Net asset value, end of period	15.49	17.49	21.75	23.47	19.06	20.35

Total Return (%)[b]	(11.43)[c]	(6.94)	(2.41)	23.33	3.13	33.97

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.02[d]	1.96	1.92	1.94	1.98	2.17
Ratio of net expenses
to average net assets	2.02[d,e]	1.96[e]	1.92	1.90	1.90	1.90
Ratio of net investment
(loss) to average net assets	(.39)[d]	(.83)	(.64)	(.72)	(.74)	(.61)
Portfolio Turnover Rate	49.38[c]	130.42	186.08	128.55	87.73	92.58

Net Assets, end of period
($ x 1,000)	61,378	87,532	185,538	155,483	51,470	34,134

†	Represents information for Class C shares of the fund’s predecessor, Bear Stearns Alpha Growth Portfolio, through
April 30, 2004.
a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
September 30, 2008			Year Ended March 31,

Class I Shares	(Unaudited)	2008[a]	2007	2006	2005[b]

Per Share Data ($):
Net asset value, beginning of period	19.00	23.12	24.60	19.80	17.62
Investment Operations:
Investment income—net[c]	.08	.07	.11	.09	.04
Net realized and unrealized
gain (loss) on investments	(2.15)	(1.05)	(.47)	4.75	2.14
Total from Investment Operations	(2.07)	(.98)	(.36)	4.84	2.18
Distributions:
Dividends from net realized
gain on investments	—	(3.14)	(1.12)	(.04)	—
Net asset value, end of period	16.93	19.00	23.12	24.60	19.80

Total Return (%)	(10.89)[d]	(5.83)	(1.33)	24.43	12.37[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.84[e]	.84	.81	.90	.86[d]
Ratio of net expenses
to average net assets	.84[e,f]	.84[f]	.81	.90	.86[d]
Ratio of net investment income
to average net assets	.82[e]	.31	.47	.38	.20[d]
Portfolio Turnover Rate	49.38[d]	130.42	186.08	128.55	87.73

Net Assets, end of period ($ x 1,000)	20,311	29,622	44,073	48,246	2,605

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	From May 1, 2004 (commencement of operations) to March 31, 2005.
c	Based on average shares outstanding at each month end.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

18

Six Months Ended
September 30, 2008			Year Ended March 31,

Class T Shares†	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	18.62	22.86	24.48	19.78	20.95	15.57
Investment Operations:
Investment income (loss)—net	.01[a]	(.07)[a]	(.03)[a]	(.06)[a]	(.05)[a]	(.02)
Net realized and unrealized
gain (loss) on investments	(2.10)	(1.03)	(.47)	4.80	.63	5.40
Total from Investment Operations	(2.09)	(1.10)	(.50)	4.74	.58	5.38
Distributions:
Dividends from net realized
gain on investments	—	(3.14)	(1.12)	(.04)	(1.75)	—
Net asset value, end of period	16.53	18.62	22.86	24.48	19.78	20.95

Total Return (%)[b]	(11.22)[c]	(6.46)	(1.93)	23.95	3.66	34.55

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.53[d]	1.45	1.42	1.40	1.45	1.67
Ratio of net expenses
to average net assets	1.53[d,e]	1.45[e]	1.42	1.40	1.40	1.40
Ratio of net investment income
(loss) to average net assets	.11[d]	(.33)	(.13)	(.27)	(.25)	(.11)
Portfolio Turnover Rate	49.38[c]	130.42	186.08	128.55	87.73	92.58

Net Assets, end of period
($ x 1,000)	33,283	51,356	110,642	140,266	122,177	108,361

†	Represents information for Class A shares of the fund’s predecessor, Bear Stearns Alpha Growth Portfolio, through
April 30, 2004.
a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Alpha Growth Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier Manager Funds I (the“Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers three series, including the fund. The fund’s investment objective seeks capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, Class I and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting

20

rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($)†

Level 1—Quoted Prices	340,211,956	0
Level 2—Other Significant
Observable Inputs	0	0
Level 3—Significant
Unobservable Inputs	0	0
Total	340,211,956	0

†	Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

market mutual funds managed by the Manager, U.S Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended September 30, 2008, The Bank of New York Mellon earned $46,601 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course

24

of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended September 30, 2008.

As of and during the period ended September 30, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended March 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2008 was as follows: ordinary income $69,255,242 and long term capital gains $28,452,351.The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

Effective May 1, 2008, the fund participates with other Dreyfus-managed funds in a $300 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions.The terms of the line of credit agreement limit the amount of individual fund borrowings. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. Prior to May 1, 2008, the fund participated with other Dreyfus-managed funds in a $100 million unsecured line of credit. During the period ended September 30, 2008, the fund did not borrow under the lines of credit.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a Management Agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended September 30, 2008, the Distributor retained $4,051 and $157 from commissions earned on sales of the fund’s Class A and ClassT shares,respectively,and $45,655 and $14,417 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75 % of the value of their average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended September 30, 2008, Class B, Class C and Class T shares were charged $129,801, $296,712 and $56,186, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2008, Class A, Class B, Class C and Class T shares were charged $302,791, $43,267, $98,904 and $56,186, respectively, pursuant to the Shareholder Services Plan.

26

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2008, the fund was charged $116,688 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended September 30, 2008, the fund was charged $13,313 pursuant to the cash management agreement.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2008, the fund was charged $13,173 pursuant to the custody agreement.

During the period ended September 30, 2008, the fund was charged $2,994 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $216,258, Rule 12b-1 distribution plan fees $66,884, shareholder services plan fees $67,540, custodian fees $11,308, chief compliance officer fees $1,497 and transfer agency per account fees $38,423.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2008, amounted to $207,408,646 and $331,862,686, respectively.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At September 30, 2008, accumulated net unrealized depreciation on investments was $41,027,780, consisting of $12,846,748 gross unrealized appreciation and $53,874,528 gross unrealized depreciation.

At September 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

28

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Securities Sold Short
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
20	Notes to Financial Statements

FOR MORE INFORMATION

Back Cover

Dreyfus Premier
S&P STARS Fund

The Fund

A LETTER FROM THE CEO

Dear Shareholder:

We present to you this semiannual report for Dreyfus Premier S&P STARS Fund, covering the six-month period from April 1, 2008, through September 30, 2008.

These are difficult times for equity investors. A credit crunch that began in early 2007 has developed into a full-blown global financial crisis, recently resulting in the failure of several major financial institutions and prompting a massive government rescue effort. Meanwhile, the U.S. economic slowdown has gathered momentum, depressing investor sentiment, consumer confidence and business investment. These factors undermined returns in most stock market sectors, particularly financial companies and businesses that tend to be more sensitive to economic trends.

The depth and duration of the economic downturn will depend on how quickly the financial system can be stabilized.We believe that the Temporary Guarantee Program for Money Market Funds and the $700 billion rescue package intended to promote greater liquidity in the financial markets meet several critical requirements for addressing today’s financial stresses, and we expect these measures to contribute to a more orderly deleveraging process. However, recuperation from the financial crisis is likely to take time. In the meantime, we encourage you to keep in touch with your financial advisor and maintain a long-term and disciplined perspective to investing. Indeed, we already are seeing some positive signs, including a likely peak in global inflationary pressures, a bottoming of the U.S. dollar, attractive valuations among fundamentally sound companies and a large pool of worldwide financial liquidity that could be deployed gradually as the economic cycle turns.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chief Executive Officer
The Dreyfus Corporation
October 15, 2008

2

DISCUSSION OF FUND PERFORMANCE

For the period of April 1, 2008, through September 30, 2008, as provided by Terence J.McLaughlin,FredA.Kuehndorf and Deborah C.Ohl,Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended September 30, 2008, Dreyfus Premier S&P STARS Fund’s Class A shares produced a total return of –13.17%, Class B shares returned –13.51%, Class C shares returned –13.51%, Class I shares returned –12.95% and Class T shares returned –13.25% .1 In comparison,the fund’s benchmark,the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced a total return of –10.85% for the same period. In addition, the Russell 1000 Growth Index produced a total return of –11.23% for the same period.2,3

Equities declined sharply amid heightened market volatility as the credit crisis worsened and the economic slowdown put downward pressure on stock prices.The fund produced lower returns than the S&P 500 Index, primarily due to its exposure to a small number of small-cap U.S. stocks which were adversely affected late in the reporting period by the global financial crisis.

On a separate note, as of April 17, 2008,Terence J. McLaughlin, Fred A. Kuehndorf and Deborah C. Ohl became the fund’s portfolio managers.

The Fund’s Investment Approach

The fund seeks to provide investment results that exceed the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index.To pursue this goal, the managers employ the Standard & Poor’s STock Appreciation Ranking System (or “STARS”), S&P’s proprietary stock research rating system. The managers generally use STARS to identify common stocks in the highest categories (5 and 4 STARS) for purchase, and in the lowest category (1 and 2 STARS) for occasional short-selling.The managers independently analyze the stocks and identify for purchase those they believe have the greatest potential for growth and are reasonably priced.

Stocks Struggled in a Weakening Economy

U.S. stocks generally produced disappointing results over the reporting period amid an onslaught of negative economic news.As housing values

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

plummeted and unemployment rates climbed, mortgage delinquencies and foreclosures rose sharply, fueling ongoing turmoil in the credit markets. Meanwhile, escalating commodity prices early in the reporting period burdened consumers with higher energy and food costs, causing many to cut back their spending in more discretionary areas. In addition, many businesses reduced capital spending in anticipation of a more difficult business environment.

Meanwhile, a credit crisis that began in the sub-prime mortgage market continued to batter commercial banks, investment banks, bond insurers and mortgage agencies.A number of the world’s major financial institutions announced massive write-offs over the reporting period, sparking steep declines in their stock prices and a wave of consolidation in the financials sector. The reporting period ended in the midst of a severe financial crisis that severely eroded investor confidence and triggered steep declines in equity markets.

Consumer and Energy Stocks Weighed on Fund Results

In this highly volatile market, stocks of fundamentally sound companies appeared to be punished along with stocks of troubled companies. Disappointments during the reporting period included a weak consumer discretionary sector, where the fund maintained an overweighted position. For example, apparel retailer Abercrombie & Fitch, which was sold during the reporting period, reported a sluggish quarter as consumers grew more frugal, but the stock retained its five-star S&P rating. Although relatively light exposure to the energy sector generally benefited results, disappointing stock selections detracted from the fund’s relative performance as drilling contractors Transocean and Nabors Industries declined along with crude oil prices.

An overweighted position in the materials sector also undermined the fund’s results when commodity prices retreated from their peaks. Declines were particularly sharp among steel producers.We trimmed the fund’s materials holdings to move the sector’s weighting closer to that of the benchmark. Similarly, we recently reduced the fund’s overweighted position in utilities stocks, which also lost value as the downturn intensified. In other areas, the fund encountered weakness in CellGenesys, a small biotechnology company that declined sharply as investors turned more risk-averse. Another small-cap stock, bond insurer Assured Guaranty, also lost substantial value.We sold the fund’s positions in both CellGenesys and Assured Guaranty to avoid further declines.

4

The fund achieved better results through its stock selection strategy in the hard-hit financials sector.We focused primarily on financial institutions, such as commercial bank People’s United Financial, that have little or no exposure to the derivatives market. In the health care sector, biopharmaceutical companies Cephalon and Genzyme held up well due to robust new-product pipelines. Retailer PETsMART gained value as consumers continued to spend on their pets while cutting back on other expenditures. Finally, computer and electronics innovator Apple, which was sold during the reporting period, advanced despite heightened price volatility during the reporting period.

Maintaining a Disciplined Approach

Since assuming responsibility for the fund, we have focused on risk management by adopting sector allocations that more closely resemble the S&P 500 Index.In addition,we believe it is more important than ever in this difficult climate to adhere to our disciplined investment approach and stringent security selection criteria. Indeed, equity valuations have declined to historically attractive levels,suggesting potential opportunities for investors with patience and a long-term perspective.

October 15, 2008

“Short-selling” refers to a strategy in which the fund sells a security it does not own in anticipation of repurchasing it at a lower price in the future, thereby realizing a gain.The fund may engage in short-selling trading, which involves selling a security it does not own in anticipation that the security’s price will decline and may expose the fund to the risk that it will be required to buy the security sold short at a time when the security has appreciated in value, thus resulting in a loss to the fund.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through August 01, 2009, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC.— Each index reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is
a widely accepted, unmanaged index of U.S. stock market performance.The Russell 1000
Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.The indices do not take into account fees and expenses to which the fund is subject.
3	“Standard & Poor’s®,”“S&P®” and “STARS®” are trademarks of The McGraw-Hill
Companies, Inc., and have been licensed for use on behalf of the fund.The fund is not sponsored, managed, advised, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund and is not an index fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier S&P STARS Fund from April 1, 2008 to September 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2008
	Class A	Class B	Class C	Class I	Class T

Expenses paid per $1,000†	$ 5.99	$ 9.82	$ 9.54	$ 3.94	$ 7.16
Ending value (after expenses)	$868.30	$864.90	$864.90	$870.50	$867.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2008
	Class A	Class B	Class C	Class I	Class T

Expenses paid per $1,000†	$ 6.48	$ 10.61	$ 10.30	$ 4.26	$ 7.74
Ending value (after expenses)	$1,018.65	$1,014.54	$1,014.84	$1,020.86	$1,017.40

† Expenses are equal to the fund’s annualized expense ratio of 1.28% for Class A, 2.10% for Class B, 2.04% for Class C, .84% for Class I and 1.53% for Class T, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
September 30, 2008 (Unaudited)

Common Stocks—100.4%	Shares	Value ($)

Consumer Discretionary—12.9%
American Eagle Outfitters	493,000 [a]	7,518,250
Darden Restaurants	192,000 [a]	5,496,960
Denny’s	878,854 [a,b]	2,267,443
News, Cl. A	950,000	11,390,500
PetSmart	740,000 [a]	18,285,400
Staples	700,000	15,750,000
Starbucks	950,000 [b]	14,126,500
		74,835,053
Consumer Staples—10.7%
Colgate-Palmolive	121,000	9,117,350
CVS Caremark	400,000	13,464,000
Estee Lauder, Cl. A	178,000 [a]	8,883,980
Procter & Gamble	335,000	23,346,150
Wal-Mart Stores	120,000	7,186,800
		61,998,280
Energy—11.4%
Chevron	80,000	6,598,400
ConocoPhillips	165,000	12,086,250
Nabors Industries	520,000 [a,b]	12,958,400
Noble	400,000	17,560,000
Transocean	64,000 [a,b]	7,029,760
XTO Energy	207,000	9,629,640
		65,862,450
Financial—10.5%
Aflac	155,000	9,106,250
JPMorgan Chase & Co.	350,000	16,345,000
Moody’s	200,000 [a]	6,800,000
People’s United Financial	559,000 [a]	10,760,750
T. Rowe Price Group	152,000 [a]	8,163,920
Travelers Cos.	208,000	9,401,600
		60,577,520
Health Care—17.6%
Cephalon	290,000 [a,b]	22,472,100
Genzyme	310,000 [b]	25,075,900
Gilead Sciences	353,000 [b]	16,089,740
GTx	429,781 [a,b]	8,174,435

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Johnson & Johnson	135,000	9,352,800
McKesson	315,000	16,950,150
Regeneron Pharmaceuticals	157,000 [a,b]	3,427,310
		101,542,435
Industrial—6.6%
Fastenal	135,000 [a]	6,667,650
General Electric	540,000	13,770,000
United Technologies	300,000	18,018,000
		38,455,650
Information Technology—20.1%
Accenture, Cl. A	220,000	8,360,000
Applied Materials	1,040,000	15,735,200
Cisco Systems	395,000 [b]	8,911,200
eBay	710,000 [b]	15,889,800
EMC	1,020,000 [a,b]	12,199,200
Google, Cl. A	24,300 [b]	9,732,636
Intel	340,000	6,368,200
Microsoft	605,000	16,147,450
Oracle	1,130,000 [b]	22,950,300
		116,293,986
Materials—4.3%
Allegheny Technologies	210,000 [a]	6,205,500
Monsanto	97,000	9,601,060
Potash Corp of Saskatchewan	45,000	5,940,450
United States Steel	42,000	3,259,620
		25,006,630
Telecommunication Services—2.2%
AT & T	447,000	12,480,240
Utilities—4.1%
AES	730,000 [b]	8,533,700
Entergy	126,000	11,215,260
Mirant	223,000 [a,b]	4,078,670
		23,827,630
Total Common Stocks
(cost $645,694,089)		580,879,874

8

	Principal
Short-Term Investments—.4%	Amount ($)	Value ($)

U.S. Treasury Bills:
0.05%, 10/23/08	1,400,000	1,399,821
1.63%, 11/6/08	1,000,000	999,380
Total Short-Term Investments
(cost $2,398,327)		2,399,201

Investment of Cash Collateral
for Securities Loaned—12.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $69,837,008)	69,837,008 [c]	69,837,008

Total Investments (cost $717,929,424)	112.9%	653,116,083
Liabilities, Less Cash and Receivables	(12.9%)	(74,780,734)
Net Assets	100.0%	578,335,349

a All or a portion of these securities are on loan.At September 30, 2008, the total market value of the fund’s securities on loan is $69,718,863 and the total market value of the collateral held by the fund is $69,837,008.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Information Technology	20.1	Financial	10.5
Health Care	17.6	Industrial	6.6
Consumer Discretionary	12.9	Materials	4.3
Short-Term/		Utilities	4.1
Money Market Investments	12.5	Telecommunication Services	2.2
Energy	11.4
Consumer Staples	10.7		112.9

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF SECURITIES SOLD SHORT
September 30, 2008 (Unaudited)

Common Stock—.8%	Shares	Value ($)

Hershey
(proceeds $3,767,775)	113,000	4,468,020
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2008 (Unaudited)

				Cost	Value

Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $69,718,863)—Note 1(b):
Unaffiliated issuers				648,092,416	583,279,075
Affiliated issuers				69,837,008	69,837,008
Receivable from broker for proceeds on securities sold short					3,767,775
Dividends and interest receivable					391,271
Receivable for shares of Beneficial Interest subscribed					49,196
Prepaid expenses					42,192
					657,366,517

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					755,300
Cash overdraft due to Custodian					642,075
Liability for securities on loan—Note 1(b)					69,837,008
Securities sold short, at value (proceeds $3,767,775)
—See Statement of Securities Sold Short					4,468,020
Payable for shares of Beneficial Interest redeemed					2,752,766
Payable for licence fee					249,905
Interest payable—Note 2					3,973
Accrued expenses					322,121
					79,031,168

Net Assets ($)					578,335,349

Composition of Net Assets ($):
Paid-in capital					1,198,389,877
Accumulated investment (loss)—net					(1,425,987)
Accumulated net realized gain (loss) on investments					(553,114,955)
Accumulated net unrealized appreciation (depreciation)
on investments and securities sold short					(65,513,586)

Net Assets ($)					578,335,349

Net Asset Value Per Share
	Class A	Class B	Class C	Class I	Class T

Net Assets ($)	109,628,026	81,719,894	120,362,414	84,239,505	182,385,510
Shares Outstanding	4,384,631	3,507,770	5,163,961	3,181,726	7,373,296

Net Asset Value
Per Share ($)	25.00	23.30	23.31	26.48	24.74

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2008 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $43,709 foreign taxes withheld at source):
Unaffiliated issuers	4,030,232
Affiliated issuers	27,232
Income from securities lending	306,126
Interest	24,134
Total Income	4,387,724
Expenses:
Management fee—Note 3(a)	2,593,276
Shareholder servicing costs—Note 3(c)	1,566,969
Distribution fees—Note 3(b)	1,279,432
License fee—Note 3(a)	538,686
Professional fees	38,764
Trustees’ fees and expenses—Note 3(d)	36,230
Registration fees	35,929
Custodian fees—Note 3(c)	34,396
Dividends on securities sold short	33,618
Interest expense—Note 2	29,715
Prospectus and shareholders’ reports	28,107
Miscellaneous	11,318
Total Expenses	6,226,440
Less—reduction in management fee due to undertaking—Note 3(a)	(371,111)
Less—reduction in fees due to earnings credits—Note 1(b)	(41,618)
Net Expenses	5,813,711
Investment (Loss)—Net	(1,425,987)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Long transactions:
Unaffiated issuers	(269,298)
Affiliated issuers	(664,336)
Net Realized Gain (Loss)	(933,634)
Net unrealized appreciation (depreciation)
on investments and securities sold short:
Unaffiated issuers	(88,412,258)
Affiliated issuers	1,599,203
Net Unrealized Appreciation (Depreciation)	(86,813,055)
Net Realized and Unrealized Gain (Loss) on Investments	(87,746,689)
Net (Decrease) in Net Assets Resulting from Operations	(89,172,676)

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2008	Year Ended
	(Unaudited)	March 31, 2008[a]

Operations ($):
Investment (loss)—net	(1,425,987)	(7,807,652)
Net realized gain (loss) on investments	(933,634)	18,484,068
Net unrealized appreciation
(depreciation) on investments	(86,813,055)	(131,762,204)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(89,172,676)	(121,085,788)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	31,728,929	133,917,802
Class B Shares	94,048	2,667,377
Class C Shares	1,054,267	10,576,816
Class I Shares	2,963,485	20,373,702
Class T Shares	2,030,281	9,735,731
Cost of shares redeemed:
Class A Shares	(49,371,003)	(69,557,385)
Class B Shares	(47,638,831)	(109,121,316)
Class C Shares	(20,336,599)	(50,401,340)
Class I Shares	(31,351,449)	(29,430,581)
Class T Shares	(36,192,871)	(93,203,683)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(147,019,743)	(174,442,877)
Total Increase (Decrease) in Net Assets	(236,192,419)	(295,528,665)

Net Assets ($):
Beginning of Period	814,527,768	1,110,056,433
End of Period	578,335,349	814,527,768
Accumulated Investment (loss)—net	(1,425,987)	—

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	September 30, 2008	Year Ended
	(Unaudited)	March 31, 2008[a]

Capital Share Transactions:
Class Ab
Shares sold	1,100,194	4,031,788
Shares redeemed	(1,707,231)	(2,170,042)
Net Increase (Decrease) in Shares Outstanding	(607,037)	1,861,746

Class Bb
Shares sold	3,497	83,655
Shares redeemed	(1,765,842)	(3,542,227)
Net Increase (Decrease) in Shares Outstanding	(1,762,345)	(3,458,572)

Class C
Shares sold	39,191	336,768
Shares redeemed	(760,406)	(1,642,207)
Net Increase (Decrease) in Shares Outstanding	(721,215)	(1,305,439)

Class I
Shares sold	95,857	596,071
Shares redeemed	(1,047,938)	(867,122)
Net Increase (Decrease) in Shares Outstanding	(952,081)	(271,051)

Class T
Shares sold	70,504	309,917
Shares redeemed	(1,268,787)	(2,921,004)
Net Increase (Decrease) in Shares Outstanding	(1,198,283)	(2,611,087)

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	During the period ended September 30, 2008, 902,939 Class B shares representing $24,230,632, were automatically converted to 843,165 Class A shares and during the period ended March 31, 2008, 936,066
Class B shares representing $28,760,233 were automatically converted to 879,177 Class A shares.
See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class B, C, I and T shares represents the financial highlights of the fund’s predecessor, Bear Stearns S&P STARS Portfolio (“S&P STARS Portfolio”), before the fund commenced operations as of the close of business on April 30, 2004, and represents the performance of the fund’s Class B, C, I and T shares thereafter. Before the fund commenced operations, all of the assets of the S&P STARS Portfolio were transferred to the fund in exchange for Class B, C, I and T shares of the fund in a tax-free reorganization. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

Six Months Ended
	September 30, 2008		Year Ended March 31,

Class A Shares	(Unaudited)	2008	2007	2006	2005[a]

Per Share Data ($):
Net asset value, beginning of period	28.79	32.75	30.78	25.60	22.28
Investment Operations:
Investment (loss)—net[b]	(.01)	(.13)	(.10)	(.11)	(.08)
Net realized and unrealized
gain (loss) on investments	(3.78)	(3.83)	2.07	5.29	3.40
Total from Investment Operations	(3.79)	(3.96)	1.97	5.18	3.32
Net asset value, end of period	25.00	28.79	32.75	30.78	25.60

Total Return (%)[c]	(13.17)[d]	(12.09)	6.40	20.24	14.90[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.39[e]	1.28	1.25	1.21	1.28[d]
Ratio of net expenses
to average net assets	1.28[e]	1.23	1.24	1.21[f]	1.28[d,f]
Ratio of net investment (loss)
to average net assets	(.09)[e]	(.39)	(.31)	(.40)	(.44)[d]
Portfolio Turnover Rate	25.71[d]	132.79	123.41	123.11	140.38
Net Assets, end of period ($ x 1,000)	109,628	143,729	102,515	35,578	7,790

a	From May 1, 2004 (commencement of operations) to March 31, 2005.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2008			Year Ended March 31,

Class B Shares†	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	26.94	30.90	29.28	24.54	22.58	15.32
Investment Operations:
Investment (loss)—net	(.12)[a]	(.38)[a]	(.35)[a]	(.32)[a]	(.24)[a]	(.27)
Net realized and unrealized
gain (loss) on investments	(3.52)	(3.58)	1.97	5.06	2.20	7.53
Total from Investment Operations	(3.64)	(3.96)	1.62	4.74	1.96	7.26
Net asset value, end of period	23.30	26.94	30.90	29.28	24.54	22.58

Total Return (%)[b]	(13.51)[c]	(12.84)	5.57	19.32	8.68	47.39

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.21[d]	2.11	2.10	2.10	2.10	2.20
Ratio of net expenses
to average net assets	2.10[d]	2.06	2.09	2.00	2.02	2.00
Ratio of net investment
(loss) to average net assets	(.92)[d]	(1.23)	(1.21)	(1.21)	(1.03)	(1.26)
Portfolio Turnover Rate	25.71[c]	132.79	123.41	123.11	140.38	127.25

Net Assets, end of period
($ x 1,000)	81,720	141,979	269,747	357,315	366,711	420,694

†	Represents information for Class B shares of the fund’s predecessor, Bear Stearns S&P STARS Portfolio, through
April 30, 2004.
a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

16

Six Months Ended
September 30, 2008			Year Ended March 31,

Class C Shares†	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	26.95	30.89	29.26	24.53	22.56	15.31
Investment Operations:
Investment (loss)—net	(.12)[a]	(.36)[a]	(.34)[a]	(.32)[a]	(.24)[a]	(.28)
Net realized and unrealized
gain (loss) on investments	(3.52)	(3.58)	1.97	5.05	2.21	7.53
Total from Investment Operations	(3.64)	(3.94)	1.63	4.73	1.97	7.25
Net asset value, end of period	23.31	26.95	30.89	29.26	24.53	22.56

Total Return (%)[b]	(13.51)[c]	(12.76)	5.57	19.28	8.73	47.35

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.15[d]	2.05	2.07	2.08	2.08	2.20
Ratio of net expenses
to average net assets	2.04[d]	2.00	2.06	2.00	2.02	2.00
Ratio of net investment (loss)
to average net assets	(.86)[d]	(1.17)	(1.18)	(1.21)	(1.03)	(1.26)
Portfolio Turnover Rate	25.71[c]	132.79	123.41	123.11	140.38	127.25

Net Assets, end of period
($ x 1,000)	120,362	158,580	222,114	255,990	252,671	305,176

†	Represents information for Class C shares of the fund’s predecessor, Bear Stearns S&P STARS Portfolio, through
April 30, 2004.
a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2008			Year Ended March 31,

Class I Shares†	(Unaudited)	2008[a]	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	30.42	34.48	32.30	26.77	24.36	16.37
Investment Operations:
Investment income (loss)—net	.05[b]	(.01)[b]	(.01)[b]	(.03)[b]	.02[b]	(.05)
Net realized and unrealized
gain (loss) on investments	(3.99)	(4.05)	2.19	5.56	2.39	8.04
Total from Investment Operations	(3.94)	(4.06)	2.18	5.53	2.41	7.99
Net asset value, end of period	26.48	30.42	34.48	32.30	26.77	24.36

Total Return (%)	(12.95)[c]	(11.78)	6.75	20.66	9.89	48.81

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95[d]	.92	.93	.92	.94	1.20
Ratio of net expenses
to average net assets	.84[d]	.87	.93[e]	.91	.92	1.00
Ratio of net investment income
(loss) to average net assets	.35[d]	(.03)	(.05)	(.12)	.07	(.26)
Portfolio Turnover Rate	25.71[c]	132.79	123.41	123.11	140.38	127.25

Net Assets, end of period
($ x 1,000)	84,240	125,761	151,892	153,021	177,668	171,024

†	Represents information for ClassY shares of the fund’s predecessor, Bear Stearns S&P STARS Portfolio, through
April 30, 2004.
a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

18

Six Months Ended
September 30, 2008			Year Ended March 31,

Class T Shares†	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	28.52	32.53	30.66	25.57	23.40	15.81
Investment Operations:
Investment (loss)—net	(.05)[a]	(.21)[a]	(.20)[a]	(.20)[a]	(.13)[a]	(.17)
Net realized and unrealized
gain (loss) on investments	(3.73)	(3.80)	2.07	5.29	2.30	7.76
Total from Investment Operations	(3.78)	(4.01)	1.87	5.09	2.17	7.59
Net asset value, end of period	24.74	28.52	32.53	30.66	25.57	23.40

Total Return (%)[b]	(13.25)[c]	(12.33)	6.10	19.91	9.27	48.01

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.64[d]	1.54	1.56	1.56	1.56	1.70
Ratio of net expenses
to average net assets	1.53[d]	1.49	1.55	1.50	1.52	1.50
Ratio of net investment (loss)
to average net assets	(.35)[d]	(.66)	(.67)	(.71)	(.53)	(.76)
Portfolio Turnover Rate	25.71[c]	132.79	123.41	123.11	140.38	127.25

Net Assets, end of period
($ x 1,000)	182,386	244,479	363,789	437,208	462,612	580,543

†	Represents information for Class A shares of the fund’s predecessor, Bear Stearns S&P STARS Portfolio, through
April 30, 2004.
a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier S&P STARS Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier Manager Funds I (the“Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers three series, including the fund.The fund’s investment objective seeks to provide investment results that exceed the total return of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the Distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, Class I and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each

20

class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at fair value:

	Investments in	Securities	Other Financial
Valuation Inputs	Securities ($)	Sold Short ($)	Instruments ($)†

Level 1—Quoted Prices	650,716,882	4,468,020	0
Level 2—Other Significant
Observable Inputs	2,399,201	0	0
Level 3—Significant
Unobservable Inputs	0	0	0
Total	653,116,083	4,468,020	0

†	Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended September 30, 2008,The Bank of New York Mellon earned $131,197 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

Issuers in which the fund held 5% or more of the outstanding voting securities are defined as “affiliated” in the Act.The following summarizes affiliated issuers during the period ended September 30, 2008:

Shares

	Beginning			End of Dividend	Market
Name of issuer	of Period	Purchases	Sales	Period Income ($)	Value ($)

Denny’s	5,650,000	—	4,771,146	878,854 —	2,267,443

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

24

The fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The adoption of FIN 48 had no impact on the operations of the fund for the period ended September 30, 2008.

As of and during the period ended September 30, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended March 31, 2008, remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $510,189,657 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2008. If not applied, $385,319,986 of the carryover expires in fiscal 2011 and $124,869,671 expires in fiscal 2012.

NOTE 2—Bank Lines of Credit:

Prior to May 1, 2008, the fund had the ability to borrow up to $50 million for leveraging purposes under a short-term unsecured line of credit. Effective May 1, 2008, the fund participates with other Dreyfus-managed funds in a $300 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. The terms of the line of credit agreement limit the amount of individual fund borrowings. Interest is charged to

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the fund based on prevailing market rates in effect at the time of borrowing. Prior to May 1, 2008, the fund participated with other Dreyfus-managed funds in a $100 million unsecured line of credit.

The average daily amount of borrowings outstanding under the lines of credit during the period ended September 30, 2008 was approximately $2,356,800, with a related weighted average annualized interest rate of 2.51% .

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to an Management Agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed to waive receipt of a portion of the fund’s management fee, in the amount of .10% of the value of the fund’s average daily net assets from April 1, 2008 through August 1, 2009.The reduction in management fee, pursuant to the undertaking, amounted to $371,111 during the period ended September 30, 2008.

The fund has agreed to pay a license fee at the annual rate of .15% of the value of the fund’s average daily net assets for the use of certain of Standard & Poor’s proprietary tradenames and trademarks.

During the period ended September 30, 2008, the Distributor retained $7,345 and $2,832 from commissions earned on sales of the fund’s Class A and ClassT shares, respectively, and $77,797 and $9,870 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of their average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended September 30, 2008, Class B, Class C and Class T shares were charged $437,635, $558,161 and $283,636, respectively, pursuant to the Plan.

26

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2008, Class A, Class B, Class C and Class T shares were charged $169,733, $145,878, $186,054 and $283,636, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2008, the fund was charged $349,300 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended September 30, 2008, the fund was charged $41,618 pursuant to the cash management agreement.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2008, the fund was charged $34,396 pursuant to the custody agreement.

During the period ended September 30, 2008, the fund was charged $2,994 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $355,858, Rule 12b-1 distribution plan fees $172,201, shareholder ser-

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

vices plan fees $108,013, custodian fees $28,632, chief compliance officer fees $1,497 and transfer agency per account fees $140,164, which are offset against an expense reimbursement currently in effect in the amount of $51,065.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The following summarizes the aggregate amount of purchases and sales of investment securities and securities sold short, excluding short-term securities, during the period ended September 30, 2008:

	Purchases ($)	Sales ($)

Long transactions	187,842,334	324,206,457
Short sale transactions	—	3,767,775
Total	187,842,334	327,974,232

The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value.The fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security.The fund would realize a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian, of permissible liquid assets sufficient to cover its short position. Securities sold short at September 30, 2008, and their related market values and proceeds are set forth in the Statement of Securities Sold Short.

At September 30, 2008, accumulated net unrealized depreciation on investments was $64,813,341, consisting of $40,166,231 gross unrealized appreciation and $104,979,572 gross unrealized depreciation.

At September 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

28

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

The Fund 29

For More Information

Dreyfus Premier
S&P STARS Fund
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DPPAX	Class B: BSPBX	Class C: BSPCX
	Class I: BSSPX	Class T: BSPAX	

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2008, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

6016SA0908

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND

2	A Letter from the CEO

3	Discussion of Fund Performance

6	Understanding Your Fund’s Expenses

6	Comparing Your Fund’s Expenses With Those of Other Funds

7	Statement of Investments

10	Statement of Assets and Liabilities

11	Statement of Operations

12	Statement of Changes in Net Assets

14	Financial Highlights

19	Notes to Financial Statements

FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Premier
S&P STARS Opportunities Fund

A LETTER FROM THE CEO

Dear Shareholder:

We present to you this semiannual report for Dreyfus Premier S&P STARS Opportunities Fund, covering the six-month period from April 1, 2008, through September 30, 2008.

These are difficult times for equity investors. A credit crunch that began in early 2007 has developed into a full-blown global financial crisis, recently resulting in the failure of several major financial institutions and prompting a massive government rescue effort. Meanwhile, the U.S. economic slowdown has gathered momentum,depressing investor sentiment, consumer confidence and business investment.These factors undermined returns in most stock market sectors, particularly financial companies and businesses that tend to be more sensitive to economic trends.

The depth and duration of the economic downturn will depend on how quickly the financial system can be stabilized.We believe that the Temporary Guarantee Program for Money Market Funds and the $700 billion rescue package intended to promote greater liquidity in the financial markets meet several critical requirements for addressing today’s financial stresses, and we expect these measures to contribute to a more orderly deleveraging process. However, recuperation from the financial crisis is likely to take time. In the meantime, we encourage you to keep in touch with your financial advisor and maintain a long-term and disciplined perspective to investing. Indeed, we already are seeing some positive signs, including a likely peak in global inflationary pressures, a bottoming of the U.S. dollar, attractive valuations among fundamentally sound companies and a large pool of worldwide financial liquidity that could be deployed gradually as the economic cycle turns.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chief Executive Officer The Dreyfus Corporation October 15, 2008

DISCUSSION OF FUND PERFORMANCE

For the period of April 1, 2008, through September 30, 2008, as provided by Fred Kuehndorf, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended September 30, 2008, Dreyfus Premier S&P STARS Opportunities Fund’s Class A shares produced a total return of –11.32%, Class B shares returned –11.69%, Class C shares returned –11.64%, Class I shares returned –11.26% and Class T shares returned –11.43% .1,2 In comparison, the fund’s benchmark, the S&P MidCap 400 Index, produced a total return of –6.03% for the same period.3

While midcap stocks declined along with other capitalization ranges over the reporting period, they fared better than their large-cap counterparts as a credit crisis and economic slowdown put downward pressure on stock prices. The fund produced lower returns than its benchmark, primarily due to weak stock selections in the information technology, industrials and consumer discretionary sectors, which offset better results in the energy, materials and telecommunications services sectors.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation by investing at least 80% of its net assets in securities that have been ranked at the time of purchase by Standard & Poor’s (S&P) analysts according to the Standard & Poor’s STock Appreciation Ranking System (or STARS). S&P’s research staff analyzes and ranks the stocks of approximately 1,500 issuers.We will principally use STARS to identify stocks in the highest two categories (four and five STARS) for purchase. Additionally, the fund may, at times, short-sell securities in the lowest two categories (one and two STARS).When selecting investments, we analyze the stocks ranked by S&P analysts and select those that we believe have the best potential for capital appreciation. We consider various factors, including market segment, industry, earnings history, price-to-earnings ratio and management.

Stocks Struggled in a Weakening Economy

U.S. stocks generally produced disappointing results over the reporting period amid an onslaught of negative economic news.As housing values

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

plummeted and unemployment rates climbed, mortgage delinquencies and foreclosures rose sharply, fueling ongoing turmoil in the credit markets. Meanwhile, escalating commodity prices early in the reporting period burdened consumers with soaring oil, gas and home heating expenditures and rising food costs.These factors caused consumers to cut back on spending in other, more discretionary areas. In addition, with banks increasingly reluctant to lend, many businesses reduced capital spending in anticipation of a more difficult business environment.

At the same time, a credit crisis that began in the sub-prime mortgage market continued to batter commercial banks, investment banks, bond insurers and mortgage agencies.A number of the world’s major financial institutions announced massive write-downs and write-offs over the reporting period, sparking steep declines in their stock prices and a wave of consolidation in the financials sector.The reporting period ended in the midst of a severe financial crisis that battered investor confidence, pushed some financial institutions into bankruptcy and prompted further steep declines in equity markets, including midcap stocks.

Technology and Industrial Stocks Weighed on Fund Results

In this highly volatile market, stocks of fundamentally sound companies appeared to be punished along with stocks of troubled companies. Disappointments during the reporting period included the information technology sector, where the fund’s overweighted position detracted from performance. Investors fled stocks of technology businesses they considered relatively sensitive to economic trends—including automatic test equipment specialist Teradyne, disk drive maker Western Digital and global IT services provider Satyam Computer Services—despite respectable quarterly earnings reports from these holdings.

In the industrials sector, construction equipment manufacturer Manitowoc reported lower-than-expected earnings, prompting us to sell the fund’s position. Diversified industrial conglomerate Harsco and Jacobs Engineering Group declined amid concerns regarding the effect of the economic slowdown on construction activity, but we believe that their underlying financial strengths will enable them to weather the downturn. Among consumer discretionary companies, apparel retailer Abercrombie & Fitch reported a sluggish quarter as consumers grew more frugal.The stock’s five-star S&P rating dropped to just three stars just before the close of the reporting period and is under review.

The fund achieved better-than-average results in the energy sector, where strong stock selections bolstered relative performance. For example, coal producer Alpha Natural Resources received a takeover offer at a premium to its stock price at the time.The materials sector also fared relatively well, where fortunate timing in the sale of AK Steel Holding Corporation prevented the fund from participating in further stock-price deterioration, and specialty gas producer Airgas gained value as its pricing power increased. Finally, the fund’s sole telecommunications services holding, Frontier Communications, advanced in an otherwise declining market sector.

Maintaining a Disciplined Approach

As of the reporting period’s end, the U.S. economy has remained weak and the global credit crisis has intensified, requiring massive government intervention and triggering steep market losses. In this difficult climate, we believe it is more important than ever to adhere to our disciplined investment approach and stringent security selection criteria. Indeed, equity valuations have declined to historically attractive levels, suggesting potential opportunities for investors with patience and a long-term perspective.

October 15, 2008

“Standard & Poor’s®,”“S&P®” and “STARS®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use on behalf of the fund.The fund is not sponsored, managed, advised, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund and is not an index fund.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2	The fund commenced operations after all of the assets of a predecessor mutual fund were transferred to the fund in exchange for a corresponding class of shares of the fund in a tax-free reorganization on May 1, 2004.

3	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. stock market.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier S&P Stars Opportunities Fund from April 1, 2008 to September 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2008
	Class A	Class B	Class C	Class I	Class T

Expenses paid per $1,000†	$ 6.20	$ 10.05	$ 9.68	$ 5.54	$ 7.52
Ending value (after expenses)	$886.80	$883.10	$883.60	$887.40	$885.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2008
	Class A	Class B	Class C	Class I	Class T

Expenses paid per $1,000†	$ 6.63	$ 10.76	$ 10.35	$ 5.92	$ 8.04
Ending value (after expenses)	$1,018.50	$1,014.39	$1,014.79	$1,019.20	$1,017.10

† Expenses are equal to the fund’s annualized expense ratio of 1.31% for Class A, 2.13% for Class B, 2.05% for Class C, 1.17% for Class I and 1.59% for Class T, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS September 30, 2008 (Unaudited)

Common Stocks—95.2%	Shares	Value ($)

Consumer Discretionary—13.1%
Abercrombie & Fitch, Cl. A	82,000	3,234,900
American Eagle Outfitters	250,500 [a]	3,820,125
Best Buy	61,500	2,306,250
Burger King Holdings	255,500	6,275,080
Coach	175,000 [b]	4,382,000
GameStop, Cl. A	95,000 [b]	3,249,950
PetSmart	120,000	2,965,200
Tiffany & Co.	125,000 [a]	4,440,000
		30,673,505
Consumer Staples—2.5%
Estee Lauder, Cl. A	115,000 [a]	5,739,650
Energy—11.1%
Alpha Natural Resources	50,320 [b]	2,587,958
Consol Energy	50,000	2,294,500
ENSCO International	75,000 [a]	4,322,250
LDK Solar Company, ADR	65,000 [b]	1,951,300
Mariner Energy	150,000 [a,b]	3,075,000
Superior Energy Services	159,000 [b]	4,951,260
Williams	120,000	2,838,000
XTO Energy	85,000	3,954,200
		25,974,468
Financial—11.8%
Affiliated Managers Group	45,000 [a,b]	3,728,250
Cullen/Frost Bankers	105,000	6,300,000
Eaton Vance	150,000	5,284,500
Hudson City Bancorp	350,000	6,457,500
People’s United Financial	300,000 [a]	5,775,000
		27,545,250
Health Care—15.4%
Celgene	100,000 [b]	6,328,000
Cephalon	82,000 [a,b]	6,354,180
Gilead Sciences	110,000 [b]	5,013,800
Hologic	180,000 [a,b]	3,479,400
Kindred Healthcare	130,000 [b]	3,584,100
Mindray Medical International, ADR	100,000	3,373,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
Varian Medical Systems	67,000 [b]	3,827,710
Vertex Pharmaceuticals	123,500 [b]	4,105,140
		36,065,330
Industrial—14.6%
C.H. Robinson Worldwide	102,500	5,223,400
Fastenal	140,000 [a]	6,914,600
Goodrich	75,000	3,120,000
Harsco	117,500	4,369,825
Jacobs Engineering Group	100,000 [b]	5,431,000
Landstar System	100,000	4,406,000
W.W. Grainger	55,000	4,783,350
		34,248,175
Information Technology—16.2%
Amdocs	141,000 [b]	3,860,580
Citrix Systems	100,000 [b]	2,526,000
FactSet Research Systems	100,000 [a]	5,225,000
Harris	124,500	5,751,900
Nice Systems, ADR	135,000 [b]	3,677,400
ON Semiconductor	400,000 [a,b]	2,704,000
Satyam Computer Services, ADR	218,000 [a]	3,520,700
Shanda Interactive Entertainment, ADR	160,000 [b]	4,088,000
Teradyne	350,000 [b]	2,733,500
Western Digital	175,000 [b]	3,731,000
		37,818,080
Materials—6.3%
Airgas	128,000	6,355,200
Carpenter Technology	80,000	2,052,000
FMC	125,000	6,423,750
		14,830,950
Telecommunication Services—1.5%
Frontier Communications	307,000 [a]	3,530,500
Utilities—2.7%
AES	220,000 [b]	2,571,800
Questar	92,000	3,764,640
		6,336,440
Total Common Stocks
(cost $229,731,345)		222,762,348

Other Investment—5.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $11,635,000)	11,635,000 [c]	11,635,000

Investment of Cash Collateral
for Securities Loaned—17.2%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $40,434,940)	40,434,940 [c]	40,434,940

Total Investments (cost $281,801,285)	117.4%	274,832,288
Liabilities, Less Cash and Receivables	(17.4%)	(40,708,172)
Net Assets	100.0%	234,124,116

ADR—American Depository Receipts

a All or a portion of these securities are on loan.At September 30, 2008, the total market value of the fund’s securities on loan is $40,636,327 and the total market value of the collateral held by the fund is $40,434,940.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)

Money Market Investments	22.2	Energy	11.1
Information Technology	16.2	Materials	6.3
Health Care	15.4	Utilities	2.7
Industrial	14.6	Consumer Staples	2.5
Consumer Discretionary	13.1	Telecommunication Services	1.5
Financial	11.8		117.4

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2008 (Unaudited)

				Cost	Value

Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $40,636,327)—Note 1(b):
Unaffiliated issuers				229,731,345	222,762,348
Affiliated issuers				52,069,940	52,069,940
Receivable for investment securities sold					960,057
Receivable for shares of Beneficial Interest subscribed					226,267
Dividends and interest receivable					146,941
Prepaid expenses					41,122
					276,206,675

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					272,884
Cash overdraft due to Custodian					107,000
Liability for securities on loan—Note 1(b)					40,434,940
Payable for shares of Beneficial Interest redeemed					1,030,149
Payable for licence fee					101,740
Accrued expenses					135,846
					42,082,559

Net Assets ($)					234,124,116

Composition of Net Assets ($):
Paid-in capital					238,405,535
Accumulated investment (loss)—net					(856,882)
Accumulated net realized gain (loss) on investments					3,544,460
Accumulated net unrealized appreciation
(depreciation) on investments					(6,968,997)

Net Assets ($)					234,124,116

Net Asset Value Per Share
	Class A	Class B	Class C	Class I	Class T

Net Assets ($)	114,980,152	12,273,814	53,864,895	36,393,722	16,611,533
Shares Outstanding	5,868,063	654,966	2,871,111	1,810,372	851,059

Net Asset Value
Per Share ($)	19.59	18.74	18.76	20.10	19.52

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2008 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $8,360 foreign taxes withheld at source):
Unaffiliated issuers	1,064,096
Affiliated issuers	72,888
Income from securities lending	155,544
Interest	23,755
Total Income	1,316,283
Expenses:
Management fee—Note 3(a)	993,392
Shareholder servicing costs—Note 3(c)	537,415
Distribution fees—Note 3(b)	337,340
License fee—Note 3(a)	207,903
Registration fees	27,413
Professional fees	27,259
Prospectus and shareholders’ reports	16,355
Custodian fees—Note 3(c)	11,563
Trustees’ fees and expenses—Note 3(d)	8,866
Interest expense—Note 2	3,116
Miscellaneous	9,666
Total Expenses	2,180,288
Less—reduction in fees due to
earnings credits—Note 1(b)	(7,123)
Net Expenses	2,173,165
Investment (Loss)—Net	(856,882)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Long transactions	9,173,798
Short sale transactions	(1,128,666)
Net Realized Gain (Loss)	8,045,132
Net unrealized appreciation (depreciation)
on investments and securities sold short	(37,506,998)
Net Realized and Unrealized Gain (Loss) on Investments	(29,461,866)
Net (Decrease) in Net Assets Resulting from Operations	(30,318,748)

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2008	Year Ended
	(Unaudited)	March 31, 2008[a]

Operations ($):
Investment (loss)—net	(856,882)	(2,440,233)
Net realized gain (loss) on investments	8,045,132	(4,030,634)
Net unrealized appreciation
(depreciation) on investments	(37,506,998)	(5,104,010)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(30,318,748)	(11,574,877)

Dividends to Shareholders from ($):
Net realized gain on investments:
Class A Shares	—	(3,337,622)
Class B Shares	—	(481,989)
Class C Shares	—	(1,781,319)
Class I Shares	—	(813,868)
Class T Shares	—	(526,699)
Total Dividends	—	(6,941,497)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	22,492,812	70,220,089
Class B Shares	816,412	2,857,932
Class C Shares	4,277,149	20,858,820
Class I Shares	8,206,198	16,996,183
Class T Shares	1,771,737	3,131,513
Dividends reinvested:
Class A Shares	—	3,046,140
Class B Shares	—	440,113
Class C Shares	—	768,885
Class I Shares	—	756,627
Class T Shares	—	474,667
Cost of shares redeemed:
Class A Shares	(23,365,160)	(49,110,232)
Class B Shares	(3,537,410)	(9,163,428)
Class C Shares	(10,361,974)	(13,937,048)
Class I Shares	(4,318,518)	(8,609,295)
Class T Shares	(3,303,757)	(5,016,203)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(7,322,511)	33,714,763
Total Increase (Decrease) in Net Assets	(37,641,259)	15,198,389

Net Assets ($):
Beginning of Period	271,765,375	256,566,986
End of Period	234,124,116	271,765,375
Accumulated investment (loss)—net	(856,882)	—

	Six Months Ended
	September 30, 2008	Year Ended
	(Unaudited)	March 31, 2008[a]

Capital Share Transactions:
Class Ab
Shares sold	965,798	2,881,114
Shares issued for dividends reinvested	—	122,188
Shares redeemed	(1,020,664)	(2,076,949)
Net Increase (Decrease) in Shares Outstanding	(54,866)	926,353

Class Bb
Shares sold	36,768	121,432
Shares issued for dividends reinvested	—	18,338
Shares redeemed	(160,425)	(394,876)
Net Increase (Decrease) in Shares Outstanding	(123,657)	(255,106)

Class C
Shares sold	192,835	880,842
Shares issued for dividends reinvested	—	32,024
Shares redeemed	(469,384)	(614,076)
Net Increase (Decrease) in Shares Outstanding	(276,549)	298,790

Class I
Shares sold	342,917	686,707
Shares issued for dividends reinvested	—	29,614
Shares redeemed	(184,269)	(350,652)
Net Increase (Decrease) in Shares Outstanding	158,648	365,669

Class T
Shares sold	76,999	128,652
Shares issued for dividends reinvested	—	18,933
Shares redeemed	(139,300)	(212,257)
Net Increase (Decrease) in Shares Outstanding	(62,301)	(64,672)

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	During the period ended September 30, 2008, 49,263 Class B shares representing $1,090,387, were automatically converted to 47,221 Class A shares and during the period ended March 31, 2008, 47,062 Class B shares representing $1,084,601 were automatically converted to 45,334 Class A shares.
See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the fund’s Class B, C, I and T shares represents the financial highlights of the fund’s predecessor, Bear Stearns S&P STARS Opportunities Portfolio (“S&P STARS Opportunities Portfolio”), before the fund commenced operations as of the close of business on April 30, 2004, and represents the performance of the fund’s Class B, C, I and T shares thereafter. Before the fund commenced operations, all of the assets of the S&P STARS Opportunities Portfolio were transferred to the fund in exchange for Class B, C, I and T shares of the fund in a tax-free reorganization.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s and the fund’s predecessor’s financial statements.

Six Months Ended
	September 30, 2008		Year Ended March 31,

Class A Shares	(Unaudited)	2008	2007	2006	2005[a]

Per Share Data ($):
Net asset value, beginning of period	22.09	23.21	22.87	17.21	14.40
Investment Operations:
Investment (loss)—net[b]	(.04)	(.14)	(.13)	(.13)	(.11)
Net realized and unrealized
gain (loss) on investments	(2.46)	(.43)	.79	5.98	2.92
Total from Investment Operations	(2.50)	(.57)	.66	5.85	2.81
Distributions:
Dividends from net realized
gain on investments	—	(.55)	(.32)	(.19)	—
Net asset value, end of period	19.59	22.09	23.21	22.87	17.21

Total Return (%)[c]	(11.32)[d]	(2.79)	3.05	34.18	19.51[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.32[e]	1.32	1.37	1.43	1.29[d]
Ratio of net expenses
to average net assets	1.31[e]	1.32[f]	1.37[f]	1.43[f]	1.29[d,f]
Ratio of net investment (loss)
to average net assets	(.38)[e]	(.58)	(.59)	(.73)	(.71)[d]
Portfolio Turnover Rate	17.10[d]	38.78	48.55	32.78	66.27
Net Assets, end of period ($ x 1,000)	114,980	130,865	115,991	29,992	441

a	From May 1, 2004 (commencement of operations) to March 31, 2005.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

Six Months Ended
September 30, 2008			Year Ended March 31,

Class B Shares†	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	21.22	22.49	22.33	16.90	15.04	10.40
Investment Operations:
Investment (loss)—net	(.13)[a]	(.32)[a]	(.29)[a]	(.26)[a]	(.22)[a]	(.20)
Net realized and unrealized
gain (loss) on investments	(2.35)	(.40)	.77	5.88	2.22	4.84
Total from Investment Operations	(2.48)	(.72)	.48	5.62	2.00	4.64
Distributions:
Dividends from net realized
gain on investments	—	(.55)	(.32)	(.19)	(.14)	—
Net asset value, end of period	18.74	21.22	22.49	22.33	16.90	15.04

Total Return (%)[b]	(11.69)[c]	(3.50)	2.27	33.44	13.50	44.62

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.14[d]	2.09	2.16	2.26	2.41	2.61
Ratio of net expenses
to average net assets	2.13[d]	2.09[e]	2.15	2.00	1.95	2.00
Ratio of net investment (loss)
to average net assets	(1.21)[d]	(1.37)	(1.37)	(1.40)	(1.40)	(1.36)
Portfolio Turnover Rate	17.10[c]	38.78	48.55	32.78	66.27	225.79

Net Assets, end of period
($ x 1,000)	12,274	16,521	23,244	24,459	17,329	18,331

†	Represents information for Class B shares of the fund’s predecessor, Bear Stearns S&P STARS Opportunities
Portfolio, through April 30,2004.
a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2008			Year Ended March 31,

Class C Shares†	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	21.23	22.49	22.34	16.90	15.05	10.40
Investment Operations:
Investment (loss)—net	(.13)[a]	(.31)[a]	(.28)[a]	(.26)[a]	(.22)[a]	(.20)
Net realized and unrealized
gain (loss) on investments	(2.34)	(.40)	.75	5.89	2.21	4.85
Total from Investment Operations	(2.47)	(.71)	.47	5.63	1.99	4.65
Distributions:
Dividends from net realized
gain on investments	—	(.55)	(.32)	(.19)	(.14)	—
Net asset value, end of period	18.76	21.23	22.49	22.34	16.90	15.05

Total Return (%)[b]	(11.64)[c]	(3.46)	2.22	33.50	13.42	44.71

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.05[d]	2.05	2.13	2.23	2.41	2.61
Ratio of net expenses
to average net assets	2.05[d,e]	2.05[e]	2.12	2.00	1.95	2.00
Ratio of net investment (loss)
to average net assets	(1.13)[d]	(1.31)	(1.34)	(1.38)	(1.46)	(1.36)
Portfolio Turnover Rate	17.10[c]	38.78	48.55	32.78	66.27	225.79

Net Assets, end of period
($ x 1,000)	53,865	66,835	64,081	29,057	11,398	13,483

†	Represents information for Class C shares of the fund’s predecessor, Bear Stearns S&P STARS Opportunities
Portfolio, through April 30,2004.
a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

Six Months Ended
September 30, 2008			Year Ended March 31,

Class I Shares†	(Unaudited)	2008[a]	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	22.65	23.75	23.34	17.48	15.41	10.56
Investment Operations:
Investment (loss)—net	(.03)[b]	(.11)[b]	(.09)[b]	(.06)[b]	(.08)[b]	(.06)
Net realized and unrealized
gain (loss) on investments	(2.52)	(.44)	.82	6.11	2.29	4.91
Total from Investment Operations	(2.55)	(.55)	.73	6.05	2.21	4.85
Distributions:
Dividends from net realized
gain on investments	—	(.55)	(.32)	(.19)	(.14)	—
Net asset value, end of period	20.10	22.65	23.75	23.34	17.48	15.41

Total Return (%)	(11.26)[c]	(2.60)	3.25	34.79	14.54	45.93

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.17[d]	1.17	1.15	1.18	1.44	1.61
Ratio of net expenses
to average net assets	1.17[d,e]	1.17[e]	1.15[e]	1.00	.99	1.00
Ratio of net investment (loss)
to average net assets	(.23)[d]	(.43)	(.38)	(.32)	(.51)	(.36)
Portfolio Turnover Rate	17.10[c]	38.78	48.55	32.78	66.27	225.79

Net Assets, end of period
($ x 1,000)	36,394	37,414	30,544	11,442	401	706

†	Represents information for ClassY shares of the fund’s predecessor, Bear Stearns S&P STARS Opportunities
Portfolio, through April 30,2004.
a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2008			Year Ended March 31,

Class T Shares†	(Unaudited)	2008	2007	2006	2005	2004

Per Share Data ($):
Net asset value,
beginning of period	22.04	23.22	22.93	17.26	15.28	10.49
Investment Operations:
Investment (loss)—net	(.08)[a]	(.20)[a]	(.19)[a]	(.17)[a]	(.15)[a]	(.14)
Net realized and unrealized
gain (loss) on investments	(2.44)	(.43)	.80	6.03	2.27	4.93
Total from Investment Operations	(2.52)	(.63)	.61	5.86	2.12	4.79
Distributions:
Dividends from net realized
gain on investments	—	(.55)	(.32)	(.19)	(.14)	—
Net asset value, end of period	19.52	22.04	23.22	22.93	17.26	15.28

Total Return (%)[b]	(11.43)[c]	(3.00)	2.78	34.06	14.14	45.66

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.60[d]	1.57	1.66	1.76	1.94	2.11
Ratio of net expenses
to average net assets	1.59[d]	1.57[e]	1.65	1.50	1.42	1.50
Ratio of net investment (loss)
to average net assets	(.67)[d]	(.84)	(.87)	(.90)	(.94)	(.86)
Portfolio Turnover Rate	17.10[c]	38.78	48.55	32.78	66.27	225.79

Net Assets, end of period
($ x 1,000)	16,612	20,131	22,706	22,399	17,751	22,710

†	Represents information for Class A shares of the fund’s predecessor, Bear Stearns S&P STARS Opportunities
Portfolio, through April 30,2004.
a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier S&P STARS Opportunities Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company that offers three series, including the fund.The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the Distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, Class I and Class T shares. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($)†

Level 1—Quoted Prices	274,832,288	0
Level 2—Other Significant
Observable Inputs	0	0
Level 3—Significant
Unobservable Inputs	0	0
Total	274,832,288	0

†	Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation
(depreciation) on the instrument.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credit as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended September 30, 2008, The Bank of New York Mellon earned $51,848 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Liability for tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.The adoption of FIN 48 had no impact on the operations of the fund for the period ended September 30, 2008.

As of and during the period ended September 30, 2008, the fund did not have any liabilities for any unrecognized tax positions. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended March 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2008 was as follows: long-term capital gains $6,941,497.The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

Effective May 1, 2008, the fund participates with other Dreyfus-managed funds in a $300 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. The terms of the line of credit agreement limit the amount of individual fund borrowings. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. Prior to May 1, 2008, the fund participated with other Dreyfus-managed funds in a $100 million unsecured line of credit.

The average daily amount of borrowings outstanding under the lines of credit during the period ended September 30, 2008 was approximately $223,600, with a related weighted average annualized interest rate of 2.78% .

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly.

The fund has agreed to pay a license fee at the annual rate of .15% of the value of the fund’s average daily net assets for the use of certain Standard & Poor’s proprietary tradenames and trademarks.

During the period ended September 30, 2008, the Distributor retained $10,688 and $608 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $8,960 and $11,126 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended September 30, 2008, Class B, Class C and Class T shares were charged $59,739, $252,174 and $25,427, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and ClassT shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2008, Class A, Class B, Class C and Class T shares were charged $173,249, $19,913, $84,058 and $25,427, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2008, the fund was charged $58,675 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended September 30, 2008, the fund was charged $7,123 pursuant to the cash management agreement.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period September 30, 2008, the fund was charged $11,563 pursuant to the custody agreement.

During the period ended September 30, 2008, the fund was charged $2,994 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $147,162, Rule 12b-1 distribution plan fees $48,576, shareholder services plan fees $44,501, custodian fees $7,719, chief compliance officer fees $1,497 and transfer agency per account fees $23,429.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The following summarizes the aggregate amount of purchases and sales of investment securities and securities sold short, excluding short-term securities, during the period ended September 30, 2008:

	Purchases ($)	Sales ($)

Long transactions	46,125,238	67,169,123
Short sale transactions	6,668,050	—
Total	52,793,288	67,169,123

The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value.The fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security.The fund would realize a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian, of permissible liquid assets sufficient to cover its short position.At September 30, 2008, there were no securities sold short outstanding.

At September 30, 2008, accumulated net unrealized depreciation on investments was $6,968,997, consisting of $24,692,823 gross unrealized appreciation and $31,661,820 gross unrealized depreciation.

At September 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent fea-

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

tures in derivative agreements.The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

NOTE 5—Plan of Reorganization:

On July 15, 2008, the Board of Trustees approved an Agreement and Plan of Reorganization between the fund and Dreyfus Premier Midcap Stock Fund, a series of The Dreyfus/Laurel Funds, Inc. (the “Acquired Fund”), providing for the Acquired Fund to merge into the fund as part of a tax-free reorganization. The merger, which was approved by the Acquired Fund’s shareholders, on October 15, 2008, currently is anticipated to occur on or about December 17, 2008. On its merger date, the Acquired Fund would exchange all of its assets at net asset value, subject to liabilities, for an equivalent value of shares of the fund. Such shares would be distributed pro rata to shareholders of the Acquired Fund so that each shareholder receives a number of shares of the fund equal to the aggregate net asset value of the shareholder’s Acquired Fund’s shares.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

     The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Manager Funds I

By:	/s/ J. David Officer
J. David Officer,
President

Date:	November 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	November 17, 2008

By:	/s/ James Windels
James Windels,
Treasurer

Date:	November 17, 2008

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)